Supplementary Information	3 Months Ended
Mar. 31, 2012
Supplementary Information
Supplementary Information

O—Supplementary Information

1.  Costs incurred in oil and natural gas property acquisition, exploration and development activities(1)

Costs incurred in the acquisition and development of oil and natural gas assets are presented below for the three months ended March 31, 2012 and 2011:

	Three months ended March 31,
(in thousands)	2012	2011
Property acquisition costs:
Proved	$—	$—
Unproved	—	—
Exploration	29,467	8,895
Development costs	195,091	151,643
Total costs incurred	$224,558	$160,538

(1)         The costs incurred for oil and natural gas producing activities include $0.9 million and $0.3 million in asset retirement obligations for the three months ended March 31, 2012 and 2011, respectively.